Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. GSL Holdings, Inc. was the surviving entity, changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, which we refer to herein as the “Poseidon Transaction”. References herein to the “GSL Fleet” are to the 19 vessels that were owned by us prior to the consummation of the Poseidon Transaction, and references to the “Poseidon Fleet” are to the 19 vessels that we acquired as a result of the Poseidon Transaction, excluding the Argos.

The Company’s business is to own and charter out containerships to leading liner companies. As of December 31, 2019, the Company owned 43 vessels with average age weighted by TEU capacity of 12.5 years. It had contracted to purchase two further ships, which were delivered in January and February 2020 (see note 18).

The following table provides information about the 43 vessels owned as at December 31, 2019.

Company Name (1)	Fleet	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date

Global Ship Lease 3 Limited	GSL	Cyprus	GSL Matisse	2,262	1999	—
Global Ship Lease 4 Limited	GSL	Cyprus	Utrillo	2,262	1999	1Q20
Global Ship Lease 5 Limited	GSL	Cyprus	GSL Keta	2,207	2003	1Q20
Global Ship Lease 6 Limited	GSL	Cyprus	GSL Julie	2,207	2002	1Q20
Global Ship Lease 7 Limited	GSL	Cyprus	Kumasi	2,207	2002	4Q20
Global Ship Lease 8 Limited	GSL	Cyprus	Marie Delmas	2,207	2002	4Q20
Global Ship Lease 9 Limited	GSL	Cyprus	GSL La Tour	2,272	2001	4Q20
Global Ship Lease 10 Limited	GSL	Cyprus	Manet	2,272	2001	2Q20
Global Ship Lease 12 Limited	GSL	Cyprus	CMA CGM Château d’If	5,089	2007	4Q20
Global Ship Lease 13 Limited	GSL	Cyprus	CMA CGM Thalassa	11,040	2008	4Q25
Global Ship Lease 14 Limited	GSL	Cyprus	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 15 Limited	GSL	Cyprus	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 16 Limited	GSL	Cyprus	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 20 Limited	GSL	Hong Kong	MSC Tianjin	8,603	2005	2Q24(3)
Global Ship Lease 21 Limited	GSL	Hong Kong	MSC Qingdao	8,603	2004	2Q24(3)
Global Ship Lease 22 Limited	GSL	Hong Kong	GSL Ningbo	8,603	2004	3Q20
Global Ship Lease 23 Limited	GSL	Hong Kong	CMA CGM Berlioz	6,621	2001	2Q21
Global Ship Lease 26 Limited	GSL	Hong Kong	GSL Valerie	2,824	2005	2Q20
Global Ship Lease 30 Limited	—	Marshall Islands	GSL Eleni	7,847	2004	3Q24
Global Ship Lease 31 Limited	—	Marshall Islands	GSL Kalliopi	7,847	2004	4Q22(4)
Global Ship Lease 32 Limited	—	Marshall Islands	GSL Grania	7,847	2004	3Q22(4)
Global Ship Lease 33 Limited	—	Liberia	GSL Vinia	6,080	2004	2Q24
Global Ship Lease 34 Limited	—	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	4Q20
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	1Q20
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	1Q20
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q20
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	3Q20
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	1Q20
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	2Q20(5)
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q24
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	2Q22(6)
Hudson Marine LLC	Poseidon	Marshall Islands	Dimitris Y	5,936	2000	2Q21
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	1Q21
Philippos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q24
Aristoteles Marine LLC	Poseidon	Marshall Islands	Alexis	6,882	2015	1Q24
Menelaos Marine LLC	Poseidon	Marshall Islands	Olivia I	6,882	2015	1Q24
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q22
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	2Q20
Telemachus Marine LLC	Poseidon	Marshall Islands	Anthea Y	9,115	2015	2Q20

(1) All subsidiaries are 100% owned, either directly or indirectly;
(2) Twenty - foot Equivalent Units;
(3) Five-year charters which commenced 2Q2019;
(4) Additional 12 - 24 month extension at charterer’s option;
(5) Rate increases to $10,000 per day from June 3, 2020;
(6) Additional 12 - month extension at charterer’s option, callable in 2Q2022 at an increased rate of $20,000 per day.